INVESTMENTS (OFFSETTING) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Securities purchased under agreements to resell	$ 0	$ 79
Securities sold under agreements to repurchase	1,996	1,890
ASSETS
Gross Amounts Recognized	0
Gross Amounts Offset in the Balance Sheets	0
Net Amounts Presented in the Balance Sheets	0
LIABILITIES
Gross Amounts Recognized	0
Gross Amounts Offset in the Balance Sheets	0
Net Amounts Presented in the Balance Sheets	0
Asset Derivatives	13,585	12,055
Accrued Interest Derivatives		141
Liability Derivatives	4,211	1,320
Realized gains (losses) on contracts closed	(458)	(555)	$ 706
Investment Management
LIABILITIES
Asset Derivatives	13	13
Securities Borrowed	83	75
Liability Derivatives	11	12
Securities Loaned		10
Equity Contract
ASSETS
Gross Amounts Recognized	2,128	1,049
Gross Amounts Offset in the Balance Sheets	1,219	673
Net Amounts Presented in the Balance Sheets	909	376
LIABILITIES
Gross Amounts Recognized	1,219	673
Gross Amounts Offset in the Balance Sheets	1,219	673
Net Amounts Presented in the Balance Sheets	0	0
Interest Rate Contract
ASSETS
Gross Amounts Recognized	253	389
Gross Amounts Offset in the Balance Sheets	1,162	104
Net Amounts Presented in the Balance Sheets	(909)	285
LIABILITIES
Gross Amounts Recognized	1,162	104
Gross Amounts Offset in the Balance Sheets	1,162	104
Net Amounts Presented in the Balance Sheets	0	0
Credit Risk Contract
ASSETS
Gross Amounts Recognized	20
Gross Amounts Offset in the Balance Sheets	14
Net Amounts Presented in the Balance Sheets	6
LIABILITIES
Gross Amounts Recognized	14	37
Gross Amounts Offset in the Balance Sheets	14	37
Net Amounts Presented in the Balance Sheets	0	0
Credit default swaps
ASSETS
Gross Amounts Recognized	48	14
Gross Amounts Offset in the Balance Sheets	1	37
Net Amounts Presented in the Balance Sheets	47	(23)
LIABILITIES
Gross Amounts Recognized	1
Gross Amounts Offset in the Balance Sheets	1
Net Amounts Presented in the Balance Sheets	0
Asset Derivatives	20	16
Liability Derivatives	15	38
Margin
ASSETS
Gross Amounts Recognized	107
Gross Amounts Offset in the Balance Sheets	6
Net Amounts Presented in the Balance Sheets	101
LIABILITIES
Gross Amounts Recognized	6
Gross Amounts Offset in the Balance Sheets	6
Asset Derivatives	107
Liability Derivatives	6
Collateral Contracts
ASSETS
Gross Amounts Recognized	712
Gross Amounts Offset in the Balance Sheets	747
Net Amounts Presented in the Balance Sheets	(35)
LIABILITIES
Gross Amounts Recognized	747
Gross Amounts Offset in the Balance Sheets	747
Asset Derivatives	712
Liability Derivatives	748
Derivatives Subject to an ISDA Master Agreements
ASSETS
Gross Amounts Recognized	3,268	1,452
Gross Amounts Offset in the Balance Sheets	3,149	814
Net Amounts Presented in the Balance Sheets	119	638
LIABILITIES
Gross Amounts Recognized	3,149	814
Gross Amounts Offset in the Balance Sheets	3,149	814
Net Amounts Presented in the Balance Sheets	0	0
Derivatives not subject to an ISDA Master Agreements
ASSETS
Gross Amounts Recognized	4	20
Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	4	20
LIABILITIES
Gross Amounts Recognized		0
Gross Amounts Offset in the Balance Sheets		0
Net Amounts Presented in the Balance Sheets		0
Derivative investments
ASSETS
Gross Amounts Recognized	3,272	1,472
Gross Amounts Offset in the Balance Sheets	3,149	814
Net Amounts Presented in the Balance Sheets	123	658
LIABILITIES
Gross Amounts Recognized	3,149	814
Gross Amounts Offset in the Balance Sheets	3,149	814
Net Amounts Presented in the Balance Sheets	0	0
Other Financial Instruments
ASSETS
Gross Amounts Recognized	2,063	1,271
Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	2,063	1,271
Other Invested Assets
ASSETS
Gross Amounts Recognized	5,335	2,743
Gross Amounts Offset in the Balance Sheets	3,149	814
Net Amounts Presented in the Balance Sheets	2,186	1,929
Other financial liabilities
LIABILITIES
Gross Amounts Recognized	2,108	2,586
Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	2,108	2,586
Other liabilities
LIABILITIES
Gross Amounts Recognized	5,257	3,400
Gross Amounts Offset in the Balance Sheets	3,149	814
Net Amounts Presented in the Balance Sheets	2,108	2,586
Securities sold under agreement to repurchase
LIABILITIES
Gross Amounts Recognized	1,992	1,890
Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in the Balance Sheets	1,992	1,890
Exchange Traded Options | Investment Management | Long
LIABILITIES
Asset Derivatives	3	6
Exchange Traded Options | Investment Management | Short
LIABILITIES
Liability Derivatives	$ 1	1
Initial Margin
LIABILITIES
Asset Derivatives		(2)
Securities Purchased Under Agreements To Resell [Member]
ASSETS
Gross Amounts Recognized		79
Gross Amounts Offset in the Balance Sheets		0
Net Amounts Presented in the Balance Sheets		$ 79